UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.    Name and address of issuer:

            Dreyfus Founders Funds, Inc.
            210 University Boulevard, Suite 800
            Denver, CO  80206

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

            [X]

3.    Investment Company Act File Number: 811-1018

      Securities Act File Number:  2-17531

4(a). Last day of fiscal year for which this Form is filed:

            December 31, 2004

4(b). Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2):

            [ ]

       Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form:

            [ ]

5. Calculation of registration fee:

        (i)      Aggregate sale price of securities
                 sold during the fiscal year
                 pursuant to section 24(f)                        $260,567,155

        (ii)     Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:
                                                  $719,875,017

        (iii)    Aggregate price of securities
                 redeemed or repurchased during
                 any prior fiscal year ending no
                 earlier than October 11, 1995 that
                 were not previously used to reduce
                 fees payable to the Commission:
                                                $1,223,300,562

        (iv)     Total Available redemption credits
                 [add Items 5(ii) and 5(iii)]:                 -$1,943,175,579

        (v)      Net sales -- if Item 5(i) is greater
                 than Item 5(iv) [Subtract Item 5(iv)
                 from Item 5(i)]:                               $          -0-

        (vi)     Redemption credits available for use
                 in future years -- if Item 5(i) is less
                 than Item 5(iv) [Subtract Item 5(iv)
                 from Item 5(i)]:
                                              $(1,682,608,424)

        (vii) Multiplier for determining registration
                 fee (See Instruction C.9):                 x         .0001177

        (viii)   Registration Fee due [multiply Item
                 5(v) by Item 5(vii)] (enter "0" if
                 no fee is due):                            =$             -0-
                                                            ==================

6.      Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.      Interest due -- if this Form is being
        filed more than 90 days after the
        end of the issuer's fiscal year
        (see Instruction D):

                                                            +$             -0-

8.      Total of the amount of the registration
        fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                            =$             -0-
                                                            ==================

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  N/A

        Method of Delivery:

                  [ ] Wire Transfer
                  [ ] Mail or other means

        CIK Number - 0000038403


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                        Dreyfus Founders Funds, Inc.

                        By:  /s/ Robert T. Kelly
                             -------------------------------------------------
                             Robert T. Kelly,
                             Treasurer

Date:  March 3, 2005